UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02796 )

Exact name of registrant as specified in charter: Putnam High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio 5/31/07 (Unaudited)

CORPORATE BONDS AND NOTES (84.4%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$4,050,000	$4,161,375
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015		2,140,000	2,129,300
			6,290,675

Automotive (4.2%)
American Axle & Manufacturing, Inc. company guaranty
7 7/8s, 2017		4,165,000	4,185,825
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		1,460,000	1,450,875
Dana Corp. notes 5.85s, 2015		6,095,000	5,485,500
Ford Motor Co. notes 7.45s, 2031		10,425,000	8,574,563
Ford Motor Credit Corp. bonds 7 3/8s, 2011		2,740,000	2,729,818
Ford Motor Credit Corp. notes 7 7/8s, 2010		7,800,000	7,875,223
Ford Motor Credit Corp. notes 7 3/8s, 2009		6,310,000	6,331,959
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		15,395,000	16,512,592
Ford Motor Credit Corp. sr. unsec 8s, 2016		2,325,000	2,303,310
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		5,420,000	5,745,108
Ford Motor Credit Corp. sr. unsec. FRN 8.105s, 2012		1,810,000	1,816,810
General Motors Corp. debs. 9.4s, 2021		1,250,000	1,243,750
General Motors Corp. notes 7.2s, 2011		20,470,000	19,651,200
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		3,845,000	4,075,700
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		605,000	661,719
UCI Holdco, Inc. 144A sr. notes 12.355s, 2013 (PIK)		5,578,236	5,759,529
United Components, Inc. sr. sub. notes 9 3/8s, 2013		870,000	902,625
			95,306,106

Basic Materials (9.5%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		1,635,000	1,387,706
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		2,160,000	1,981,800
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		3,278,000	2,720,740
AK Steel Corp. company guaranty 7 3/4s, 2012		9,240,000	9,505,650
Aleris International, Inc. 144A sr. notes 9s, 2014		4,325,000	4,627,750
Aleris International, Inc. 144A sr. sub. notes 10s,
2016		4,875,000	5,124,844
ARCO Chemical Co. debs. 10 1/4s, 2010		1,525,000	1,692,750
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		4,435,000	4,507,069
Century Aluminum Co. company guaranty 7 1/2s, 2014		2,785,000	2,903,363
Chaparral Steel Co. company guaranty 10s, 2013		12,416,000	13,843,840
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	4,540,000	6,455,799
Cognis Holding GmbH & Co. 144A sr. notes 12.876s, 2015
(Germany) (PIK)	EUR	2,084,690	2,993,839
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$2,540,000	2,514,600
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		10,532,000	10,795,300
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		7,290,000	7,472,250
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bond
8 3/8s, 2017		11,865,000	12,947,681
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		5,930,000	6,404,400
Georgia-Pacific Corp. debs. 9 1/2s, 2011		10,050,000	10,967,063
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		5,660,000	5,985,450
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		3,161,000	3,291,391
Hercules, Inc. company guaranty 6 3/4s, 2029		1,380,000	1,380,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		905,000	975,138
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9 3/4s, 2014		4,625,000	4,983,438
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,075
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		3,018,000	3,085,905
Lyondell Chemical Co. company guaranty 8 1/4s, 2016 (S)		2,655,000	2,874,038
Lyondell Chemical Co. company guaranty 8s, 2014 (S)		4,250,000	4,494,375
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		5,970,000	6,298,350
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		599,000	631,945
Metals USA, Inc. sec. notes 11 1/8s, 2015		6,050,000	6,791,125
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		10,680,000	11,160,600
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		1,295,000	1,375,938
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		780,000	813,150
Nalco Co. sr. sub. notes 8 7/8s, 2013		8,576,000	9,197,760
NewPage Corp. company guaranty 10s, 2012		4,785,000	5,281,444
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		835,269	836,313
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		2,861,000	2,868,153
Novelis, Inc. company guaranty 7 1/4s, 2015		8,532,000	9,001,260
PQ Corp. company guaranty 7 1/2s, 2013		1,745,000	1,814,800

Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	5,460,000	7,723,623
Smurfit-Stone Container Enterprises, Inc. 144A sr.
notes 8s, 2017		$3,620,000	3,647,150
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		7,760,000	7,721,200
Tube City IMS Corp. 144A sr. sub. notes 9 3/4s, 2015		4,295,000	4,509,750
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		622,000	656,210
Verso Paper Holdings, LLC. and Verson Paper, Inc. 144A
sec. notes 9 1/8s, 2014		1,575,000	1,669,500
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		696,883	542,698
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		432,917	337,134
			218,795,357

Broadcasting (2.2%)
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		10,347,000	10,036,590
Echostar DBS Corp. company guaranty 7s, 2013		4,245,000	4,345,819
Echostar DBS Corp. company guaranty 6 5/8s, 2014		705,000	705,000
Echostar DBS Corp. sr. notes 6 3/8s, 2011		13,260,000	13,309,725
Ion Media Networks, Inc. 144A sec. FRN 11.606s, 2013		2,735,000	2,851,238
Ion Media Networks, Inc. 144A sec. FRN 8.606s, 2012		3,300,000	3,370,125
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		685,000	691,850
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		5,610,000	5,624,025
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)		3,150,000	3,260,250
Young Broadcasting, Inc. company guaranty 10s, 2011		4,339,000	4,414,933
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		1,140,000	1,114,350
			49,723,905

Building Materials (1.1%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		5,887,000	6,166,633
NTK Holdings, Inc. sr. disc. notes zero %, 2014		6,195,000	4,646,250
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		5,830,000	6,034,050
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		7,430,000	7,374,275
			24,221,208

Cable Television (3.0%)
Adelphia Communications zero %, 2010		3,231,000	1,389,330
Adelphia Communications zero %, 2009		5,000	2,200
Adelphia Communications zero %, 2008		2,471,000	1,062,530
Adelphia Communications Corp. zero %, 2011		90,000	39,600
Adelphia Communications Corp. zero %, 2009		2,918,000	1,232,855
Adelphia Communications Corp. zero %, 2007		5,000	2,113
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		4,205,000	4,336,406
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,130,000	1,146,950
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		187,000	189,805
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		24,966,000	27,150,525
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010		6,525,000	6,932,813
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		2,390,000	2,545,350
CSC Holdings, Inc. debs. 7 5/8s, 2018		1,237,000	1,243,185
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		6,505,000	6,423,688
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		5,240,000	5,371,000
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		2,200,000	2,392,500
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		7,275,000	7,766,063
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014		150,000	168,375
			69,395,288

Capital Goods (7.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		6,399,000	6,494,985
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		7,815,000	7,961,531
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		860,000	846,025
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014		1,035,000	1,068,638
Baldor Electric Co. company guaranty 8 5/8s, 2017		6,320,000	6,746,600
Belden CDT, Inc. 144A sr. sub. notes 7s, 2017		3,110,000	3,184,211
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		5,495,000	5,632,375
Blount, Inc. sr. sub. notes 8 7/8s, 2012		3,295,000	3,426,800
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada) (S)		4,480,000	4,771,200
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		4,855,000	5,037,063
General Cable Corp. 144A sr. notes 7 1/8s, 2017		3,640,000	3,685,500
General Cable Corp. 144A sr. notes FRN 7.725s, 2015		695,000	696,738
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		5,890,000	5,948,900
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		1,540,000	1,624,700
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		4,435,000	4,678,925
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		4,425,000	4,734,750
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		4,440,000	4,462,200

K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		6,921,000	7,370,865
L-3 Communications Corp. company guaranty 6 1/8s, 2013		7,610,000	7,533,900
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		6,675,000	6,658,313
Legrand SA debs. 8 1/2s, 2025 (France)		11,520,000	13,737,600
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		4,758,000	5,073,218
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		2,805,000	2,889,150
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		7,431,000	7,579,620
Mueller Water Products, Inc. 144A sr. sub. notes
7 3/8s, 2017 (S)		2,210,000	2,233,740
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	4,780,000	6,617,019
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$5,875,000	6,183,438
Owens-Illinois, Inc. debs. 7 1/2s, 2010		15,000	15,431
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		10,210,000	10,975,750
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		1,754,000	1,534,750
TD Funding Corp. company guaranty 7 3/4s, 2014		1,325,000	1,378,000
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		5,005,000	5,205,200
Tekni-Plex, Inc. secd. notes 10 7/8s, 2012		7,335,000	8,288,550
Titan International, Inc. company guaranty 8s, 2012		5,795,000	5,968,850
WCA Waste Corp. company guaranty 9 1/4s, 2014		2,305,000	2,457,706
			172,702,241

Commercial and Consumer Services (0.1%)
iPayment, Inc. company guaranty 9 3/4s, 2014		2,070,000	2,126,925

Communication Services (6.9%)
American Cellular Corp. company guaranty 9 1/2s, 2009		1,842,000	1,837,395
American Cellular Corp. sr. notes Ser. B, 10s, 2011		666,000	700,133
American Tower Corp. sr. notes 7 1/2s, 2012		3,360,000	3,502,800
BCM Ireland Finance Ltd. 144A FRN 9.061s, 2016 (Cayman
Islands)	EUR	1,715,000	2,380,789
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$3,145,000	3,400,531
Centennial Communications Corp. sr. notes 10s, 2013		3,090,000	3,352,650
Centennial Communications Corp. sr. notes FRN 11.099s,
2013		1,155,000	1,214,194
Cincinnati Bell, Inc. company guaranty 7s, 2015		2,210,000	2,210,000
Citizens Communications Co. notes 9 1/4s, 2011		4,245,000	4,690,725
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		6,860,000	7,271,600
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		4,830,000	4,787,738
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		3,550,000	3,767,438
Dobson Cellular Systems sec. notes 9 7/8s, 2012		4,480,000	4,894,400
Dobson Communications Corp. sr. notes FRN 9.606s, 2012		2,355,000	2,425,650
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		9,197,000	8,829,120
Intelsat Bermuda, Ltd. company guaranty FRN 8.876s,
2015 (Bermuda)		1,935,000	1,978,538
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		10,665,000	12,184,763
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		2,355,000	1,978,200
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		2,145,000	2,228,119
iPCS, Inc. 144A sec. FRN 7.48s, 2013		1,965,000	1,969,913
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		2,605,000	3,047,850
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014		5,355,000	5,589,281
Level 3 Financing, Inc. 144A sr. notes 8 3/4s, 2017		3,135,000	3,217,294
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014		6,690,000	7,091,400
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014
(FWC)		1,255,000	1,328,731
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		1,035,000	1,121,681
PanAmSat Corp. company guaranty 9s, 2014 (S)		2,995,000	3,234,600
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		11,530,000	11,904,725
Qwest Corp. debs. 7 1/4s, 2025		2,875,000	2,939,688
Qwest Corp. notes 8 7/8s, 2012		5,180,000	5,685,050
Qwest Corp. sr. notes 7 5/8s, 2015		10,000	10,600
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		250,000	256,468
Rural Cellular Corp. sr. notes 9 7/8s, 2010		2,105,000	2,212,881
Rural Cellular Corp. sr. sub. debs. Ser. B, 11 3/8s,
2010		3,075,000	3,075,000
Rural Cellular Corp. sr. sub. FRN 11.106s, 2012		1,450,000	1,502,563
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		1,615,000	1,667,488
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013		2,685,000	2,691,713
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		3,840,000	3,724,800
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		4,640,000	4,982,200
West Corp. company guaranty 11s, 2016		1,540,000	1,667,050
West Corp. company guaranty 9 1/2s, 2014		2,250,000	2,368,125
Windstream Corp. company guaranty 8 5/8s, 2016		8,105,000	8,854,713
Windstream Corp. company guaranty 8 1/8s, 2013		4,260,000	4,579,500
			158,358,097

Consumer (0.5%)
Jostens IH Corp. company guaranty 7 5/8s, 2012	11,410,000	11,666,725

Consumer Goods (2.1%)
Church & Dwight Co., Inc. company guaranty 6s, 2012	4,520,000	4,440,900
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,790,000	5,949,225
Jarden Corp. company guaranty 7 1/2s, 2017	4,175,000	4,258,500
Playtex Products, Inc. company guaranty 9 3/8s, 2011	4,924,000	5,077,875
Playtex Products, Inc. company guaranty 8s, 2011	9,380,000	9,778,650
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	6,304,000	6,571,920
Spectrum Brands, Inc. company guaranty 11 1/4s, 2013
(PIK)	5,020,000	4,919,600
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	7,305,000	6,190,988
		47,187,658

Consumer Services (0.6%)
Rental Services Corp. 144A bonds 9 1/2s, 2014	4,625,000	4,971,875
United Rentals NA, Inc. sr. sub. notes 7s, 2014	9,080,000	9,261,600
		14,233,475

Energy (9.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	12,435,000	12,388,369
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	3,670,000	3,835,150
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	4,895,000	4,968,425
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	8,565,000	8,415,113
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	3,787,000	3,947,948
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	6,635,000	6,916,988
Chesapeake Energy Corp. sr. notes 7s, 2014	2,775,000	2,858,250
Cimarex Energy Co. sr. notes 7 1/8s, 2017	1,970,000	1,994,625
Complete Production Services, Inc. 144A sr. notes 8s,
2016	7,375,000	7,670,000
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	9,015,000	9,105,150
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	4,580,000	4,476,950
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	4,460,000	4,593,800
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	2,709,000	2,756,408
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	2,265,000	2,109,281
Encore Acquisition Co. sr. sub. notes 6s, 2015	7,644,000	6,956,040
EXCO Resources, Inc. company guaranty 7 1/4s, 2011 (S)	8,860,000	8,948,600
Forest Oil Corp. sr. notes 8s, 2011	4,319,000	4,534,950
Hanover Compressor Co. sr. notes 9s, 2014	3,245,000	3,496,488
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	1,660,000	1,713,950
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	6,030,000	5,939,550
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	2,335,000	2,492,613
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	2,350,000	2,253,063
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014
(S)	9,910,000	9,810,900
Massey Energy Co. sr. notes 6 5/8s, 2010	4,750,000	4,702,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	6,730,000	6,763,650
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	6,055,000	5,858,213
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	3,795,913	3,855,258
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	3,335,000	3,479,782
Peabody Energy Corp. company guaranty 7 3/8s, 2016	2,655,000	2,810,981
Peabody Energy Corp. sr. notes 5 7/8s, 2016	6,750,000	6,513,750
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	10,770,000	11,577,750
Plains Exploration & Production Co. company guaranty
7s, 2017	4,570,000	4,547,150
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	2,690,000	2,824,500
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	5,605,000	5,675,063
Pride International, Inc. sr. notes 7 3/8s, 2014	5,765,000	5,937,950
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	3,675,000	3,647,438
Sabine Pass LNG LP 144A sec. notes 7 1/2s, 2016	3,775,000	3,869,375
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	5,355,000	5,595,975
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	7,575,000	7,878,000
Whiting Petroleum Corp. company guaranty 7s, 2014	7,100,000	6,887,000
		214,606,946

Entertainment (1.5%)
AMC Entertainment, Inc. company guaranty 11s, 2016	3,288,000	3,752,430
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	1,039,000	1,072,768
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	4,160,000	4,316,000
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	2,720,000	2,822,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	7,035,000	6,498,581
Hertz Corp. company guaranty 8 7/8s, 2014	5,330,000	5,736,413
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)	5,200,000	4,602,000
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	2,560,000	2,636,800
Universal City Florida Holding Co. sr. notes FRN
10.106s, 2010	3,396,000	3,506,370
		34,943,362

Financial (4.0%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	2,695,000	2,718,581
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	8,275,000	8,678,406
Finova Group, Inc. notes 7 1/2s, 2009	9,177,000	2,064,825
General Motors Acceptance Corp. notes 7 3/4s, 2010	8,695,000	8,930,843
General Motors Acceptance Corp. notes 7s, 2012 (S)	2,490,000	2,515,151
General Motors Acceptance Corp. notes 6 7/8s, 2012	15,110,000	15,183,571
General Motors Acceptance Corp. notes 6 3/4s, 2014	18,900,000	18,839,407
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	7,470,000	7,411,876
GMAC LLC unsub. notes 6 5/8s, 2012	2,265,000	2,251,228
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017	3,590,000	3,545,125
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	4,925,000	4,931,156
Realogy Corp. 144A sr. notes 10 1/2s, 2014 (R)	12,675,000	12,722,531
USI Holdings Corp. 144A sr. notes FRN 9.23s, 2014	840,000	842,100
		90,634,800

Food (1.7%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	878,534	45,905
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	820,000	807,700
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,035,000	4,695,138
Dean Foods Co. company guaranty 7s, 2016	3,405,000	3,396,488
Del Monte Corp. company guaranty 6 3/4s, 2015	3,440,000	3,440,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	6,390,000	6,709,500
Nutro Products, Inc. 144A sr. notes FRN 9.37s, 2013	2,845,000	2,987,250
Pilgrim's Pride Corp. sr. unsec 7 5/8s, 2015	5,994,000	6,158,835
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	2,590,000	2,635,325
Swift & Co. company guaranty 10 1/8s, 2009	4,525,000	4,694,688
Swift & Co. sr. sub. notes 12 1/2s, 2010	2,255,000	2,356,475
		37,927,304

Gaming & Lottery (3.3%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	3,345,000	3,482,981
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	5,815,000	5,815,000
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	790,000	796,913
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	3,382,000	3,601,830
MGM Mirage, Inc. company guaranty 6s, 2009	7,177,000	7,141,115
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,980
Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s,
2013	155,000	164,300
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	8,735,000	9,095,319
Scientific Games Corp. company guaranty 6 1/4s, 2012	6,245,000	6,135,713
Station Casinos, Inc. sr. notes 6s, 2012	6,690,000	6,489,300
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	11,470,000	11,742,413
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	14,345,000	14,488,450
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	5,975,000	5,997,406
		74,952,720

Health Care (5.5%)
Accellent, Inc. company guaranty 10 1/2s, 2013	5,320,000	5,486,250
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015	345,000	381,225
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	1,801,000	1,866,286
DaVita, Inc. company guaranty 6 5/8s, 2013	4,470,000	4,492,350
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	3,010,000	3,070,200
HCA, Inc. notes 6 3/8s, 2015	2,250,000	1,985,625
HCA, Inc. notes 5 3/4s, 2014	2,385,000	2,095,819
HCA, Inc. sr. notes 7 7/8s, 2011	116,000	119,915
HCA, Inc. 144A sec. notes 9 1/4s, 2016	9,070,000	9,942,988
HCA, Inc. 144A sec. notes 9 1/8s, 2014	6,215,000	6,743,275
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	7,800,000	8,599,500
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	4,905,000	4,689,327
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	400,000	420,000
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	4,087,000	3,300,253
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,650,000	1,588,125
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	6,192,000	6,370,020
Select Medical Corp. company guaranty 7 5/8s, 2015	6,010,000	5,559,250
Service Corporation International debs. 7 7/8s, 2013	3,897,000	4,064,879
Service Corporation International sr. notes 7s, 2017	1,970,000	1,957,688
Service Corporation International sr. notes 6 3/4s,
2016	6,820,000	6,709,175
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	8,140,000	7,977,200
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015	3,450,000	3,622,500
Tenet Healthcare Corp. notes 7 3/8s, 2013	7,500,000	7,068,750
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	3,180,000	3,259,500
Universal Hospital Services, Inc. 144A sec. FRN 8.76s,

2015	415,000	421,225
Universal Hospital Services, Inc. 144A sec. notes
8 1/2s, 2015 (PIK)	295,000	301,269
US Oncology, Inc. company guaranty 9s, 2012	4,985,000	5,209,325
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	5,589,000	5,854,478
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	6,415,000	7,168,763
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	2,255,000	2,308,556
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	1,730,000	1,755,950
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	2,310,000	2,333,100
		126,722,766

Homebuilding (0.6%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	4,000	4,215
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	2,100,000	2,086,875
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	4,735,000	4,486,413
Meritage Homes Corp. sr. notes 7s, 2014	760,000	738,150
Standard Pacific Corp. sr. notes 7 3/4s, 2013	2,065,000	2,023,700
Standard Pacific Corp. sr. notes 6 1/2s, 2008	1,572,000	1,572,000
TOUSA, Inc. company guaranty 9s, 2010	3,856,000	3,692,120
		14,603,473

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	9,697,000	10,133,365

Lodging/Tourism (0.6%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	2,685,000	2,866,238
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	130,000	131,788
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	100,000	102,500
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	9,300,000	9,462,750
		12,563,276

Media (1.9%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	3,780,000	4,224,150
Affinion Group, Inc. company guaranty 10 1/8s, 2013	6,605,000	7,232,475
Affinity Group, Inc. sr. sub. notes 9s, 2012	6,205,000	6,515,250
Idearc Inc. 144A sr. notes 8s, 2016	14,670,000	15,201,788
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	1,235,000	1,159,356
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP)	6,120,000	4,452,300
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014	4,495,000	4,899,550
		43,684,869

Publishing (2.2%)
American Media, Inc. company guaranty 8 7/8s, 2011	1,500,000	1,481,250
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	5,105,000	5,009,281
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	3,499,006	3,612,724
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	1,877,000	1,862,923
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	2,710,000	2,547,400
Dex Media, Inc. notes 8s, 2013	1,580,000	1,651,100
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	6,000	6,180
PRIMEDIA, Inc. sr. notes 8s, 2013	7,400,000	7,825,500
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	4,210,000	4,146,850
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	2,495,000	2,457,575
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	4,465,000	4,811,038
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	5,105,000	5,034,806
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	8,778,000	8,778,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	2,405,000	2,080,325
		51,304,952

Restaurants (0.3%)
Buffets, Inc. company guaranty 12 1/2s, 2014	6,830,000	6,966,600

Retail (1.7%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	3,510,000	3,588,975
Autonation, Inc. company guaranty 7s, 2014 (S)	1,070,000	1,080,700
Autonation, Inc. company guaranty FRN 7.356s, 2013	1,650,000	1,666,500
Harry & David Holdings, Inc. company guaranty 9s, 2013	3,645,000	3,827,250
Harry & David Holdings, Inc. company guaranty FRN
10.36s, 2012	1,125,000	1,150,313
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	6,115,000	6,757,075
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	2,190,000	1,883,400
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	3,490,000	3,830,275
Rite Aid Corp. company guaranty 9 3/8s, 2015	4,590,000	4,624,425
Rite Aid Corp. company guaranty 7 1/2s, 2015	3,420,000	3,475,575
Rite Aid Corp. secd. notes 7 1/2s, 2017	985,000	985,000
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	4,915,000	4,964,150

Victoria Acquisition II BV 144A sr. unsec. 12.061s,
2015 (Netherlands) (PIK)	1,356,963	1,843,778
		39,677,416

Technology (6.3%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	2,890,000	2,890,000
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	3,891,000	3,822,908
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	5,262,000	5,163,338
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	2,695,000	2,823,013
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	1,175,000	1,280,750
Avago Technologies Finance company guaranty FRN
10.86s, 2013 (Singapore)	90,000	93,713
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	1,880,000	1,861,200
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	2,965,000	2,838,988
CHR Intermediate Holding Corp. 144A sr. notes 12.61s,
2013 (PIK)	2,440,000	2,427,800
Compucom Systems, Inc. 144A sr. notes 12s, 2014	4,540,000	4,971,300
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	5,620,000	5,563,800
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	11,235,000	11,249,044
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)	5,615,000	5,622,019
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	1,860,000	2,013,450
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	8,716,000	8,912,110
Iron Mountain, Inc. company guaranty 7 3/4s, 2015	125,000	128,750
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	235,000	226,775
Lucent Technologies, Inc. debs. 6.45s, 2029	8,064,000	7,469,280
Lucent Technologies, Inc. notes 5 1/2s, 2008	1,435,000	1,431,413
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	3,055,000	2,566,200
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	1,675,000	1,901,125
Nortel Networks, Ltd. 144A company guaranty FRN
9.606s, 2011 (Canada)	4,925,000	5,306,688
NXP BV/NXP Funding, LLC 144A sec. FRN 8.106s, 2013
(Netherlands)	4,720,000	4,861,600
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)	7,885,000	8,121,550
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	3,355,000	3,480,813
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	2,580,000	2,553,076
Solectron Global Finance Corp. company guaranty 8s,
2016	2,290,000	2,307,175
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	7,508,000	8,211,875
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	13,099,000	13,917,688
TDS Investor Corp. 144A sr. notes 9 7/8s, 2014	2,175,000	2,343,563
TDS Investor Corp. 144A sr. sub. notes 11 7/8s, 2016	1,450,000	1,634,875
UGS Capital Corp. II 144A sr. notes 10.348s, 2011 (PIK)	2,311,012	2,374,565
UGS Corp. company guaranty 10s, 2012	3,135,000	3,415,197
Unisys Corp. sr. notes 8s, 2012	3,745,000	3,763,725
Xerox Capital Trust I company guaranty 8s, 2027 (S)	3,365,000	3,428,094
Xerox Corp. company guaranty 9 3/4s, 2009	4,000	4,245
Xerox Corp. sr. notes 7 5/8s, 2013	1,747,000	1,833,698
Xerox Corp. sr. notes 6 7/8s, 2011	1,525,000	1,587,159
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	1,090,000	1,127,988
		145,530,550

Textiles (1.1%)
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	7,695,000	7,983,563
Levi Strauss & Co. sr. notes 9 3/4s, 2015	8,088,000	8,785,590
Levi Strauss & Co. sr. notes 8 7/8s, 2016	4,115,000	4,367,044
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	4,325,000	4,498,000
		25,634,197

Transportation (--%)
Northwest Airlines, Inc. 10s, 2009	3,885,000	543,900
Delta Air Lines, Inc. 8.3s, 2029	5,560,000	382,250
		926,150

Utilities & Power (5.9%)
AES Corp. (The) sr. notes 8 7/8s, 2011	808,000	873,650
AES Corp. (The) 144A sec. notes 9s, 2015	7,365,000	7,862,138
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	7,580,000	8,063,225
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	10,000	11,512
CMS Energy Corp. sr. notes 9 7/8s, 2007	175,000	177,553
CMS Energy Corp. sr. notes 8.9s, 2008	2,329,000	2,411,638
CMS Energy Corp. sr. notes 8 1/2s, 2011	1,294,000	1,406,097
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,760,000	1,851,835
Colorado Interstate Gas Co. debs. 6.85s, 2037	3,610,000	3,729,585
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	1,020,000	1,012,264
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	3,565,000	3,636,300
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,430,000	5,715,075
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	2,075,000	2,158,000
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	2,495,000	2,563,613

Edison Mission Energy 144A sr. notes 7.2s, 2019	3,925,000	3,910,281
Edison Mission Energy 144A sr. notes 7s, 2017	2,750,000	2,739,688
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,775,000	2,135,652
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	11,400,000	12,043,712
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	217,000	225,138
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	5,575,000	5,533,188
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	4,480,000	4,793,600
Mirant North America, LLC company guaranty 7 3/8s, 2013	6,700,000	7,085,250
Nevada Power Co. 2nd mtge. 9s, 2013	3,218,000	3,457,358
NRG Energy, Inc. company guaranty 7 3/8s, 2017	2,710,000	2,818,400
NRG Energy, Inc. sr. notes 7 3/8s, 2016	14,110,000	14,639,125
Orion Power Holdings, Inc. sr. notes 12s, 2010	2,510,000	2,889,638
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	4,925,000	5,065,279
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	138,000	142,140
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	1,238,000	1,254,980
Sierra Pacific Resources sr. notes 8 5/8s, 2014	3,540,000	3,803,245
Teco Energy, Inc. notes 7.2s, 2011	1,680,000	1,759,115
Teco Energy, Inc. notes 7s, 2012	2,785,000	2,918,583
Teco Energy, Inc. sr. notes 6 3/4s, 2015	370,000	385,350
Tennessee Gas Pipeline Co. debs. 7s, 2028	710,000	746,807
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	1,495,000	1,637,113
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	5,220,000	5,644,125
Utilicorp United, Inc. sr. notes 9.95s, 2011	173,000	188,920
Williams Cos., Inc. (The) notes 8 3/4s, 2032	1,355,000	1,612,450
Williams Cos., Inc. (The) notes 8 1/8s, 2012	25,000	27,219
Williams Cos., Inc. (The) notes 7 5/8s, 2019	1,525,000	1,673,688
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	1,915,000	1,946,119
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	2,050,000	2,173,000
		134,721,648

Total corporate bonds and notes (cost $1,889,868,994)		$1,935,542,054

SENIOR LOANS (4.3%)(a)(c)

	Principal amount	Value

Automotive (0.1%)
Dana Corp. bank term loan FRN 7.88s, 2008	$1,300,000	$1,302,844

Basic Materials (0.1%)
Freeport-McMoRan Copper & Gold, Inc. bank term loan
FRN Ser. B, 7.07s, 2014	969,600	972,804
Novelis, Inc. bank term loan FRN 7.61s, 2012	421,462	421,725
Novelis, Inc. bank term loan FRN Ser. B, 7.59s, 2012	732,013	732,470
		2,126,999

Broadcasting (0.1%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 7.855s, 2014	1,818,121	1,815,499
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014(U)	116,879	116,711
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	239,520	240,777
		2,172,987

Capital Goods (0.4%)
AGCO Corp. bank term loan FRN 7.1s, 2008	217,650	218,738
Fenwal Controls of Japan, LTD. bank term loan FRN
7.61s, 2014 (Japan)	2,142,857	2,142,857
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 7.61s, 2014 (Japan)	357,143	357,143
McKechnie Holdings, LLC bank term loan FRN 10.34s,
2015 (United Kingdom)	1,415,000	1,431,509
Wesco Aircraft Hardware Corp. bank term loan FRN
11.1s, 2014	3,425,000	3,497,781
Wesco Aircraft Hardware Corp. bank term loan FRN 7.6s,
2013	1,040,375	1,047,203
		8,695,231

Communication Services (--%)
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 7.6s, 2013	496,250	500,468

Consumer Cyclicals (1.5%)
Adesa, Inc. bank term loan FRN 7.57s, 2013	1,800,000	1,811,477
Claire's Stores, Inc. bank term loan FRN 8.1s, 2014	6,060,000	6,031,597
Federal Mogul Corp. bank term loan FRN Ser. A, 7.57s,
2008	2,735,000	2,721,325
Federal Mogul Corp. bank term loan FRN Ser. B, 7.82s,
2008	6,365,000	6,333,175
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.1s, 2010	4,050,000	4,061,214
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.346s, 2013	811,983	817,883
Oshkosh Truck Corp. bank term loan FRN Ser. B, 7.1s,
2013	2,500,000	2,509,375
Tribune Co. bank term loan FRN Ser. B, 8.35s, 2014	8,760,000	8,752,177
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.605s, 2012	576,042	578,742

Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.62s, 2012	574,583	577,277
		34,194,242

Consumer Staples (0.6%)
Aramark Corp bank term loan FRN 7.475s, 2014	3,616,788	3,640,626
Aramark Corp bank term loan FRN 7.445s, 2014	258,480	260,184
Charter Communications, Inc. bank term loan FRN 7.36s,
2014	711,113	711,113
Insight Midwest, LP bank term loan FRN 7.35s, 2014	2,867,628	2,885,775
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.1s, 2015	985,031	986,263
National Cinimedia, Inc. bank term loan FRN 7.09s, 2015	875,000	875,469
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 8.099s, 2014	2,985,000	3,006,641
Six Flags Theme Parks bank term loan FRN 7.6s, 2015	2,240,000	2,252,134
		14,618,205

Energy (0.5%)
Key Energy Services, Inc. bank term loan FRN 7.86s,
2010	910,000	914,550
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.854s, 2012	967,495	972,333
Sandridge Energy bank term loan FRN 8.985s, 2014	1,965,000	2,023,950
Sandridge Energy bank term loan FRN 8 5/8s, 2015	8,245,000	8,492,350
		12,403,183

Financial (0.1%)
Realogy Corp. bank term loan FRN 8.32s, 2013	720,152	720,433
Realogy Corp. bank term loan FRN Ser. B, 8.35s, 2013	2,674,848	2,675,894
		3,396,327

Health Care (0.7%)
Health Management Associates, Inc. bank term loan FRN
7.1s, 2014	4,133,000	4,149,648
Healthsouth Corp. bank term loan FRN Ser. B, 7.849s,
2013	5,451,585	5,488,449
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.606s, 2014	5,175,000	5,207,344
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.082s, 2012	620,000	620,646
VWR International, Inc. bank term loan FRN Ser. B,
7.61s, 2011	155,355	155,840
		15,621,927

Retail (0.1%)
Michaels Stores, Inc. bank term loan FRN Ser. B,
7 5/8s, 2013	2,265,000	2,274,504

Transportation (0.1%)
United Airlines Corp. bank term loan FRN Ser. B,
7 3/8s, 2014	1,250,000	1,250,880

Total senior loans (cost $98,068,492)		$98,557,797

CONVERTIBLE PREFERRED STOCKS (2.2%)(a)
	Shares	Value

Chesapeake Energy Corp. 6.25% cv. pfd.	12,312	$3,516,615
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	206,540	6,824,082
Crown Castle International Corp. $3.125 cum. cv. pfd.	88,505	5,111,164
Digital Realty Trust, Inc. $1.094 cv. pfd.	103,440	2,518,764
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	83,405	3,815,779
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)	141,040	3,437,850
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	56,788	6,970,727
Huntsman Corp. $2.50 cv. pfd.	136,362	5,931,747
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	4,964	5,466,605
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	41,825	5,965,291

Total convertible preferred stocks (cost $44,240,757)		$49,558,624

CONVERTIBLE BONDS AND NOTES (1.9%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$2,357,000	$2,168,440
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	2,965,000	3,936,038
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	8,690,000	8,907,250
Intel Corp. cv. sub. bonds 2.95s, 2035 (S)	4,395,000	4,059,881
L-3 Communications Corp. 144A cv. bonds 3s, 2035	5,115,000	5,664,863
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	1,765,000	1,714,256
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero%, 3/15/13) 2035 (STP)	375,000	200,156
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,720,000	3,720,000
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	7,800,000	6,639,750
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	425,000	354,875
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	3,155,000	3,080,069
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	3,027,000	3,492,401

Total convertible bonds and notes (cost $41,790,625)		$43,937,979

COMMON STOCKS (1.3%)(a)
	Shares	Value

Adelphia Contingent Value Vehicle (NON)	8,448,187	$844,819
Bohai Bay Litigation, LLC (Units) (F)(AFF)	3,899	55,172
Cinemark Holdings, Inc. (NON) (S)	181,700	3,515,895
Compass Minerals International, Inc.	4,728	161,461
Complete Production Services, Inc. (NON) (S)	135,700	3,643,545
Contifinancial Corp. Liquidating Trust Units (F)	32,554,805	3,255
Decrane Aircraft Holdings, Inc. (F)(NON)(AFF)	29,311	29
Delta Air Lines, Inc. (NON)	127,628	2,431,313
DigitalGlobe, Inc. 144A (NON)(AFF)	645,566	581,009
Jarden Corp. (NON)	95,645	4,076,390
Northwest Airlines Corp. (NON)	92,394	2,323,642
Owens Corning, Inc. (NON) (S)	109,866	3,944,189
Samsonite Corp.	735,508	897,320
Time Warner Cable, Inc. Class A (NON)	32	1,229
VFB LLC (acquired various dates from 12/21/99 to
12/08/03, cost $9,772,641) (F)(RES)(NON)(AFF)	12,955,347	267,994
Williams Cos., Inc. (The)	171,182	5,436,740
XCL Warranty Escrow (F)(AFF)	3,899	556,558

Total common stocks (cost $56,888,393)		$28,740,560

COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)(a)

	Principal amount	Value

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031	$3,816,434	$3,573,136
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033	2,470,000	2,250,047
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	2,435,000	2,043,113
Ser. 04-1A, Class K, 5.45s, 2040	880,000	707,301
Ser. 04-1A, Class L, 5.45s, 2040	400,000	295,967

Total collateralized mortgage obligations (cost $7,553,086)		$8,869,564

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $4,442,846)

	Principal amount	Value

Argentina (Republic of) FRB 5.475s, 2012	$4,773,750	$4,579,617

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$.01	8,614	$130,566
Decrane Aircraft Holdings Co. Class B	6/30/10	116	1	1
Decrane Aircraft Holdings Co. Class B	6/30/10	116	1	1
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	4,599	128,772
Ubiquitel, Inc. 144A	4/15/10	$22.74	15,354	154
ZSC Specialty Chemicals PLC 144A (United Kingdom)	6/30/11	GBP .01	300,000	3,000
ZSC Specialty Chemicals PLC (Preferred) 144A (United Kingdom)	6/30/11	GBP .01	300,000	3,000

Total warrants (cost $1,422,383)				$265,494

PREFERRED STOCKS (0.0%)(a) (cost $244,766)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			21,000	$147,000

SHORT-TERM INVESTMENTS (4.5%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.08% to 5.46% and
due dates ranging from June 1, 2007 to July 30, 2007
(d)			$27,187,695	$27,137,680
Putnam Prime Money Market Fund (e)			76,604,047	76,604,047

Total short-term investments (cost $103,741,727)				$103,741,727

TOTAL INVESTMENTS

Total investments (cost $2,248,262,069) (b)				$2,273,940,416

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/07 (Unaudited)
		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$36,923,515	$36,075,519	06/20/07	$(847,996)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$1,825,000	6/20/11	(90 bp)	$(739)

Bear, Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	730,000	6/20/12	230 bp	(1,046)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	2,190,000	6/20/07	620 bp	35,023

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	5,720,000	9/20/08	725 bp	459,715

Ford Motor Co., 7.45%,
7/16/31	--	1,005,000	9/20/07	(485 bp)	(23,027)

Ford Motor Co., 7.45%,
7/16/31	--	4,715,000	9/20/07	(487.5 bp)	(108,655)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	2,915,000	3/20/12	(91 bp)	10,391

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	1,505,000	6/20/09	(165 bp)	(15,522)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/17	297 bp	4,362

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	--	3,066,000	6/20/07	595 bp	47,049

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	2,190,000	6/20/07	630 bp	35,598

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,646,000	(a)	2.461%	240,699

General Motors Corp.,
7 1/8%, 7/15/13	--	1,005,000	9/20/07	(425 bp)	(18,410)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,005,000	9/20/08	620 bp	64,376

General Motors Corp.,
7 1/8%, 7/15/13	--	4,715,000	9/20/08	620 bp	302,024

General Motors Corp.,
7 1/8%, 7/15/13	--	4,715,000	9/20/07	(427.5 bp)	(86,970)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	1,115,000	9/20/11	(108 bp)	(9,989)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	815,000	9/20/08	550 bp	45,390

Ford Motor Co., 7.45%,
7/16/31	--	815,000	9/20/07	(345 bp)	(10,365)

Ford Motor Co., 7.45%,
7/16/31	--	2,830,000	6/20/07	665 bp	48,576

Ford Motor Co., 7.45%,
7/16/31	--	2,190,000	6/20/07	635 bp	35,886

General Motors Corp.,
7 1/8%, 7/15/13	--	815,000	9/20/08	500 bp	38,899

General Motors Corp.,
7 1/8%, 7/15/13	--	815,000	9/20/07	(350 bp)	(13,013)

Lehman Brothers Special Financing, Inc.
Solectron Global
Finance Ltd, 8%, 3/15/16	--	1,760,000	3/20/12	390 bp	52,800

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	2,310,000	9/20/07	(345 bp)	(36,089)

Ford Motor Co., 7.45%,
7/16/31	--	2,310,000	9/20/08	570 bp	135,408

General Motors Corp.,
7 1/8%, 7/15/13	--	3,235,000	9/20/07	(335 bp)	(43,953)

General Motors Corp.,
7 1/8%, 7/15/13	--	3,235,000	9/20/08	500 bp	154,403

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/17	295 bp	1,391

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	325,000	6/20/09	190 bp	666

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/12	225 bp	10,562

Ford Motor Co., 7.45%,
7/16/31	--	810,000	9/20/08	560 bp	45,501

Ford Motor Co., 7.45%,
7/16/31	--	810,000	9/20/07	(345 bp)	(11,353)

General Motors Corp.,
7 1/8%, 7/15/13	--	810,000	9/20/07	(335 bp)	(11,315)

General Motors Corp.,
7 1/8%, 7/15/13	--	810,000	9/20/08	500 bp	38,559

Oshkosh Truck Corp, T/L
B L	--	3,125,000	6/20/12	114 bp	8,725

Total					$1,425,557

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $2,294,319,888.

(b) The aggregate identified cost on a tax basis is $2,253,437,699, resulting in gross unrealized appreciation and depreciation of $77,415,810 and $56,913,093, respectively, or net unrealized appreciation of $20,502,717.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2007 was $267,994 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase		Sales	Dividend
Affiliates	cost		proceeds	income	Value

Bohai Bay Litigation, LLC Units*		$-	$ -	$-	$55,172
Decrane Aircraft Holdings, Inc.	-		-	-	29
DigitalGlobe, Inc. 144A	-		-	-	581,009
VFB LLC	-		-	-	267,994
XCL, Ltd. Equity Units	-		9,371,747	-	-
XCL Warranty Escrow*	-		-	-	556,558

Totals		$-	$ 9,371,747	$-	$1,460,762

Market values are shown for those securities affiliated at period end. * Acquired as the result of a corporate action

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at May 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2007, the value of securities loaned amounted to $26,535,897. The fund received cash collateral of $27,137,680 which is pooled with collateral of other Putnam funds into 47 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,017,861 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $539,496,106 and $551,131,828, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2007.

(U) A portion of the position represents unfunded loan commitments. As of May 31, 2007, the fund had unfunded loan commitments of $116,879, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Univision Communications, Inc. bank term loan FRN Ser. DD, 7.61s, 2014	$116,879

At May 31, 2007, liquid assets totaling $82,750,262 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007